FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 17 - FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC Topic 825, Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet. Fair value is determined under the framework established by ASC Topic 820, Fair Value Measurement and Disclosures. ASC Topic 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amounts of cash and cash equivalents approximate fair values.

Interest-Earning Time Deposits: Due to the short term nature of these deposits, generally three months or less, the carrying amounts of these deposits approximate fair values.

Federal Home Loan Bank Stock: The Company is required to maintain these equity securities as a member of the Federal Home Loan Bank of Chicago and in amounts as required by this institution. These equity securities are "restricted" in that they can only be sold back to the respective institution or another member institution at par. Therefore, they are less liquid than other tradable securities and their fair value is not readily available.

Loans: Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segmented by type such as real estate, commercial business, and consumer loans. Each loan segment is further segregated into fixed and adjustable rate interest terms and by performing and non-performing classifications. The fair value of fixed rate loans is estimated by discounting future cash flows using discount rates that reflect the Company’s current pricing for loans with similar characteristics, such as loan type, pricing and remaining maturity. Additional factors are applied to the loan portfolio by loan quality categories. Impaired loans that have been written down to the fair value of the corresponding collateral, less estimated costs to sell, are not included in this table as those amounts were presented previously.

Accrued Interest Receivable: The carrying amount of accrued interest receivable approximates its fair value.

Deposits: The fair values disclosed for demand deposits (savings) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for fixed-term money market accounts approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Advances: The fair value of Federal Home Loan Bank advances, which are at a fixed rate, are estimated using discounted cash flow analyses based on current rates for similar advances.

Securities Sold Under Agreements to Repurchase: The carrying amounts of securities sold under agreements to repurchase approximate fair value.

Subordinated debentures: This debenture was a fixed/floating rate instrument. It was at a fixed rate for the first five years, and then it converted to a floating rate based on the three-month LIBOR rate plus 1.85% as of June 15, 2010 which re-prices quarterly. The fair value of variable rate trust preferred debentures approximate carrying value. Prior to June 15, 2010, the trust preferred debentures had a fixed rate and the fair value was estimated using discounted cash flow analyses based on current rates for similar advances.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates its fair value. The estimated fair values and related carrying or notional amounts of the Company’s financial instruments are as follows:

The following information presents estimated fair values of the Company’s financial instruments as of December 31, 2011 and 2010 that have not been previously presented and the methods and assumptions used to estimate those fair values.

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$39,361,409	$39,361,409	$66,253,047	$66,253,047
Interest-earning time deposits	1,738,498	1,738,498	1,718,651	1,718,651
Federal Home Loan Bank stock	6,306,273	N/A	6,306,273	N/A
Loans, net (excluding impaired
loans with a reserve allocation)	377,014,617	388,315,138	381,705,820	381,847,802
Accrued interest receivable	1,726,319	1,726,319	1,866,511	1,866,511

Financial liabilities:
Non-interest bearing deposits	39,256,851	39,256,851	34,172,434	34,172,434
Interest bearing deposits	375,501,432	376,697,157	413,310,775	415,075,294
Federal Home Loan Bank advances	26,944,000	27,208,915	21,924,000	22,021,145
Securities sold under agreement
to repurchase	36,874,298	36,874,298	21,457,075	21,457,075
Subordinated debentures	4,000,000	4,000,000	3,974,272	3,974,272
Accrued interest payable	417,828	417,828	561,687	561,687

In addition, other assets and liabilities of the Company that are not defined as financial instruments are not included in the above disclosures, such as property and equipment. Also, nonfinancial instruments typically not recognized in financial statements nevertheless may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposit accounts, the trained work force, customer goodwill and similar items.